Property, Plant and Equipment, Net (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment, Net [Abstract]
Depreciation	$ 13,000	$ 0	$ 28,000	$ 0	$ 26,753	$ 0